Operating Segments - Summary of Information about Each Reportable Segment and Reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Regional corporate costs	$ (717)	$ (554)		$ (683)
Net interest income (expenses)	(1,675)	(1,391)		(977)
Other income (expenses)	12	10		13
Income tax expenses	(3)	(2)		(7)
Depreciation and amortization	(345)	(387)		(647)
Stock-based compensation expenses	(357)	(54)		(34)
Unrealized foreign exchange loss	(1)		[1]	(4)
Impairment losses on goodwill and non-financial assets	(15)	(43)		(60)
Fair value changes on investments	37	(57)		(3)
Restructuring costs	(1)	(2)		(1)
Legal, tax and regulatory settlement provisions	(12)	(39)		(31)
Share listing and associated expenses	353	0		0
Consolidated profit or loss after tax	(3,555)	(2,745)		(3,988)
Reportable segments [member]
Disclosure of operating segments [line items]
Total reportable Segment	(125)	(226)		(1,554)
Reportable segments [member] | Deliveries [Member]
Disclosure of operating segments [line items]
Total reportable Segment	(130)	(211)		(809)
Reportable segments [member] | Mobility [Member]
Disclosure of operating segments [line items]
Total reportable Segment	345	307		(194)
Reportable segments [member] | Financial Services [Member]
Disclosure of operating segments [line items]
Total reportable Segment	(349)	(331)		(548)
Reportable segments [member] | Enterprise and new initiatives [Member]
Disclosure of operating segments [line items]
Total reportable Segment	$ 9	$ 9		$ (3)

[1]	Amount less than $1 million